Marketable securities	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
6 MARKETABLE SECURITIES

	Average yield p.a. %	12/31/2024	12/31/2023
In local currency
Private funds	97.76% of CDI	552,635	1,295,296
Public Securities (1)	IPCA + 6.10%	1,203,776
Private Securities ("CDBs")	100.91% of CDI	11,144,881	4,150,313
CDBs - Escrow Account (2)	101.76% of CDI	391,964	443,400
		13,293,256	5,889,009
Foreign currency
Time deposits (3)			7,333,308
Other		70,255	44,969
		70,255	7,378,277
		13,363,511	13,267,286

Current		12,971,547	12,823,886
Non-Current		391,964	443,400
(1)Acquisition of Brazil National Treasury Notes indexed to IPCA (NTN-B).
(2)Includes escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(3)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.